Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Deferred Tax Balances Developed (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Balances Developed [Line Items]
DTA	€ 6
DTL	1,670	1,189
Total	(1,664)	(1,189)
Intangible assets [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA
DTL	6,060	7,308
Total	(6,060)	(7,308)
Right-of-use assets [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA
DTL	928	953
Total	(928)	(953)
Inventories [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA	329	506
DTL		1,539
Total	329	(1,033)
Contract assets [member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA
DTL	12
Total	(12)
Trade and other receivables [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA	90	41
DTL		4
Total	90	36
Financial liabilities [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA	650
DTL
Total	650
Lease liabilities [member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA	987	996
DTL
Total	987	996
Trade and other payables [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA	110
DTL		7
Total	110	(7)
Contract liabilities [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA	144	1,425
DTL
Total	144	1,425
Other provisions [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA	48	3,234
DTL	28	114
Total	20	3,120
Tax loss carryforwards [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA	3,006	2,535
DTL
Total	3,006	2,535
Netting [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
Total
DTA	(5,358)	(8,735)
DTL	€ (5,358)	€ (8,735)